Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital EUR (€)	Share capital USD ($)	Share premium EUR (€)	Share premium USD ($)	Accumulated deficit EUR (€)	Accumulated deficit USD ($)	Treasury shares EUR (€)	Treasury shares USD ($)	Translation reserve from foreign operations EUR (€)	Translation reserve from foreign operations USD ($)	Hedging Reserve EUR (€)	Hedging Reserve USD ($)	Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD ($)	Total EUR (€)	Total USD ($)	Non- controlling Interests EUR (€)	Non- controlling Interests USD ($)	EUR (€)		USD ($)
Balance at Dec. 31, 2020	€ 25,102		€ 82,401		€ 8,191		€ (1,736)		€ 3,823		€ 341		€ 6,106		€ 124,228		€ 798		€ 125,026
Profit (loss) for the year					(15,090)										(15,090)		(4,550)		(19,640)	[1]
Other comprehensive income for the year									11,542		(8,418)				3,124		(7,622)		(4,498)
Total comprehensive income (loss) for the year					(15,090)				11,542		(8,418)				(11,966)		(12,172)		(24,138)
Issuance of ordinary shares																	8,682		8,682
Acquisition of shares in subsidiaries from non-controlling interests													(409)		(409)		961		552
Warrants exercise	454		3,419												3,873				3,873
Options exercise	49														49				49
Share-based payments			63												63				63
Balance at Dec. 31, 2021	25,605		85,883		(6,899)		(1,736)		15,365		(8,077)		5,697		115,838		(1,731)		114,107
Profit (loss) for the year					(357)										(357)		497		140	[1]
Other comprehensive income for the year									(7,395)		(12,525)				(19,920)		(15,371)		(35,291)
Total comprehensive income (loss) for the year					(357)				(7,395)		(12,525)				(20,277)		(14,874)		(35,151)
Issuance of Capital note to non-controlling interest																	3,958		3,958
Options exercise	8		28												36				36
Share-based payments			127												127				127
Balance at Dec. 31, 2022	25,613	$ 28,329	86,038	$ 95,161	(7,256)	$ (8,027)	(1,736)	$ (1,920)	7,970	$ 8,816	(20,602)	$ (22,787)	5,697	$ 6,301	95,724	$ 105,873	(12,647)	$ (13,988)	83,077		$ 91,885
Profit (loss) for the year					2,219	2,456									2,219	2,456	(1,594)	(1,763)	625		693
Other comprehensive income for the year									(7,585)	(8,389)	24,516	27,115			16,931	18,726	24,345	26,926	41,276		45,652
Total comprehensive income (loss) for the year					2,219	2,456			(7,585)	(8,389)	24,516	27,115			19,150	21,182	22,751	25,163	41,901		46,345
Share-based payments			121	134											121	134			121		134
Balance at Dec. 31, 2023	€ 25,613	$ 28,329	€ 86,159	$ 95,295	€ (5,037)	$ (5,571)	€ (1,736)	$ (1,920)	€ 385	$ 427	€ 3,914	$ 4,328	€ 5,697	$ 6,301	€ 114,995	$ 127,189	€ 10,104	$ 11,175	€ 125,099		$ 138,364

[1]	Reclassified due to discontinued operation - see Note 23.